Stock Options, Restricted Stock and Warrants - Stock Options Narrative (Detail) (Stock Option Member], USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended
	Nov. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2013	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			$ 0.1	$ 0.5
Total unrecognized stock-based compensation costs			$ 0.1			0.1
Weighted-average period unrecognized compensation costs are expected to be recognized over			2 years 3 months 4 days
Weighted-average grant date fair value of stock options granted			$ 1.46	$ 1.41
Stock options granted	25,000	26,500	51,500
Percentage of shares subject to vest due to tranches			25.00%
Remaining percentage of shares subject to vest on third anniversary			75.00%
Period over which the target price will be determined			90 days
Expected dividend yield			0.00%	0.00%
Forfeitures			204,224
Criteria 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares subject to vest due to tranches			25.00%
Number of equal tranches			4
Tranche equal vesting percentage			6.25%
Criteria 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining percentage of shares subject to vest on third anniversary			75.00%
Target Price 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining percentage of shares subject to vest on third anniversary			75.00%
Option target price			$ 8.00
Percent of award vesting subject to target price			33.00%
Target Price 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining percentage of shares subject to vest on third anniversary			75.00%
Option target price			$ 16.00
Percent of award vesting subject to target price			33.00%
Criteria 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining percentage of shares subject to vest on third anniversary			75.00%
Option target price			$ 24.00
Percent of award vesting subject to target price			33.00%
Former Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeitures					46,000
Former Chief Operating Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeitures						43,125